Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jan. 31, 2023
Leases
Operating lease cost	$ 1,027	$ 1,078	$ 2,000	$ 2,143
Short-term lease cost	146	150	328	299
Total operating lease cost	1,173	1,228	2,328	2,442
Operating cash outflows from operating leases included in measurement of lease liabilities	1,104	1,148	2,093	2,264
New ROU assets obtained in exchange for lease obligations	$ 348	$ 122	$ 830	$ 346
Weighted average remaining lease term (years)	2 years 3 months 18 days		2 years 3 months 18 days		2 years 7 months 6 days
Weighted average discount rate (%)	2.70%		2.70%		2.40%